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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2006
                         -----------------------------------------------------

Date of reporting period:  August 31, 2006
                         -----------------------------------------------------

Item 1. Schedule of Investments

                            PHILADELPHIA FUND, INC.

PORTFOLIO OF INVESTMENTS - August 31, 2006

Shares                                                               Value
-------                                                          -------------
                             Common Stocks - 80.5%
                                Banks - 22.3%
 80,000    Amsouth Bancorporation . . . . . . . . . . . . . . .  $   2,292,000
 80,000    Bank of America Corp.  . . . . . . . . . . . . . . .      4,117,600
 80,000    Fifth Third Bancorp. . . . . . . . . . . . . . . . .      3,147,200
 80,000    First Horizon National Corp. . . . . . . . . . . . .      3,054,400
 50,000    National City Corp.  . . . . . . . . . . . . . . . .      1,729,000
 40,000    Wachovia Corp. . . . . . . . . . . . . . . . . . . .      2,185,200
 80,000    Wells Fargo & Company  . . . . . . . . . . . . . . .      2,780,000
                                                                 -------------
                                                                    19,305,400
                                                                 -------------
                              Conglomerate - 2.2%
 70,000    Hawaiian Electric Industries, Inc. . . . . . . . . .      1,919,400
                                                                 -------------
                           Electric Utilities - 21.4%
 30,000    American Electric Power Co., Inc.  . . . . . . . . .      1,094,400
124,800    Duke Energy Corp.  . . . . . . . . . . . . . . . . .      3,744,000
120,000    Energy East Corp.  . . . . . . . . . . . . . . . . .      2,910,000
 40,000    FirstEnergy Corp.  . . . . . . . . . . . . . . . . .      2,282,400
 70,000    Progress Energy Inc. . . . . . . . . . . . . . . . .      3,103,100
 80,000    Southern Company . . . . . . . . . . . . . . . . . .      2,741,600
 40,000    TXU Corp.  . . . . . . . . . . . . . . . . . . . . .      2,648,400
                                                                 -------------
                                                                    18,523,900
                                                                 -------------
                             Food Processing - 4.5%
 40,000    Corn Products International Inc. . . . . . . . . . .      1,380,000
 50,000    Kellogg Co.  . . . . . . . . . . . . . . . . . . . .      2,535,000
                                                                 -------------
                                                                     3,915,000
                                                                 -------------
                            Health Care Plans - 4.2%
 70,000    UnitedHealth Group Inc.  . . . . . . . . . . . . . .      3,636,500
                                                                 -------------
                          Natural Gas Utilities - 4.9%
 85,000    Sempra Energy  . . . . . . . . . . . . . . . . . . .      4,226,200
                                                                 -------------
                          Oil & Gas Operations - 15.0%
 35,000    Chevron Corp.  . . . . . . . . . . . . . . . . . . .      2,254,000
 50,000    Exxon Mobile Corp. . . . . . . . . . . . . . . . . .      3,383,500
 45,000    Marathon Oil Corp. . . . . . . . . . . . . . . . . .      3,757,500
 70,000    Occidental Petroleum Corp. . . . . . . . . . . . . .      3,569,300
                                                                 -------------
                                                                    12,964,300
                                                                 -------------

                               Publishing - 2.7%
  3,000    Washington Post Co.  . . . . . . . . . . . . . . . .      2,303,310
                                                                 -------------
                            Retail Specialty - 3.3%
 60,000    Costco Wholesale Corp. . . . . . . . . . . . . . . .      2,807,400
                                                                 -------------

Total Value of Common Stocks (cost $43,501,854) . . . . . . . .     69,601,410
                                                                 -------------

Principal
 Amount
---------

                       Short-Term Corporate Notes - 18.8%
 1,400M    AIG Funding Inc.,
           5.197%, due 09/05/2006 . . . . . . . . . . . . . . .      1,399,203
 4,000M    General Electric Capital Corp.,
           5.197%, due 09/05/2006 . . . . . . . . . . . . . . .      3,997,723
 2,900M    General Electric Capital Corp.,
           5.196%, due 09/07/2006 . . . . . . . . . . . . . . .      2,897,525
 4,000M    Prudential Funding LLC,
           5.207%, due 09/05/2006 . . . . . . . . . . . . . . .      3,997,719
 4,000M    U.S. Bancorp.,
           5.135%, due 09/07/2006 . . . . . . . . . . . . . . .      4,000,000
                                                                 -------------
Total Value of Short-Term Corporate Notes (cost $16,292,170). .     16,292,170
                                                                 -------------


Total Value of Invetments (cost $59,794,025) . . . . .    99.3%     85,893,580
Other Assets less Liabilities  . . . . . . . . . . . .      .7         576,253
                                                         -----   -------------
                                                         100.0%  $  86,469,833
                                                         -----   -------------

% Represents percentage of net assets.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date October 10, 2006
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date October 10, 2006
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date October 10, 2006
    ---------------------

* Print the name and title of each signing officer under his or her signature.